UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
HIGHLIGHTS
Each of the three Equity Market Index Funds produced positive returns in 2023 and closely tracked their respective benchmarks.
Most sectors of the U.S. stock market produced positive returns during the
12-month period. Led by a relatively small group of high-growth, technology-
oriented mega-cap companies, U.S. stocks surged in 2023.
Using full replication and sampling strategies, we kept the composition and other attributes of the index funds similar to those of their benchmarks.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Equity Market Index Funds

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Management’s Discussion of Fund Performance

EQUITY INDEX 500 FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Index 500 Fund returned 26.06% versus 26.29% for its benchmark, the S&P 500 Index. The fund’s performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the fund’s I Class and Z Class shares will vary due to different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Most sectors in the S&P
500 Index produced
positive returns in 2023.
Led by a relatively small
group of high-growth,
technology-oriented mega-
cap companies, large-cap
U.S. stocks surged in 2023.
Generally favorable corporate
earnings, a resilient economy, and increased investor interest in artificial intelligence (AI) also provided a favorable backdrop for U.S. equities.
Within our portfolio, information technology stocks contributed the most in absolute terms. Semiconductors, software, and hardware companies were among the best performers in the portfolio, with bellwethers NVIDIA,
Microsoft, and Apple, respectively, performing particularly well. Shares of these giants soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Equity Index 500 Fund –
.
7.93% 26.06%
Equity Index 500 Fund–
.
I  Class 8.01 26.23
Equity Index 500 Fund–
.
Z  Class 8.04 26.30
S&P 500 Index 8.04 26.29

T. ROWE PRICE Equity Market Index Funds

The communication services sector also exhibited positive returns. The interactive media and services segment contributed the most to absolute results, as Facebook parent company Meta Platforms generated robust returns during the year. The stock surged with other mega-cap tech names as investors were bullish on broader economic growth as well as the profit potential of AI adoption and advancements. The entertainment segment also performed well.
Shares of streaming service provider Netflix rose for much of the year, buoyed by solid corporate earnings. Near the end of the year, shares benefited from the announcement of large price increases for the company’s Basic and Premium subscription plans.
Conversely, utilities shares declined for the 12-month period. Rising interest rates for most of the year pressured the utilities sector, as the relatively high dividend payments that utilities companies typically offer become less attractive to investors as bond yields
climb. Within our portfolio,
electric utilities companies
performed worst; NextEra
Energy, the largest utility
company by market value
in the U.S., was particularly
weak. Shares sold off
meaningfully during the year
as yield-seeking investors
rotated out of the stock and
rising rates led to increased
borrowing costs for providers
of clean energy.
The energy sector also
declined during the
12-month period; oil, gas,
and consumable fuels
companies were weakest.
Energy giants Chevron and
ExxonMobil were the worst
performers in the sector
as both companies faced headwinds throughout the year. Generally lower oil prices in 2023 weighed on shares, as did the large acquisitions of smaller energy sector firms—Chevron acquired Hess, while ExxonMobil bought Pioneer
Natural Resources—later in the year.
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   28.0% 28.6%
Financials   12.4 12.9
Health Care   13.4 12.5
Consumer Discretionary   10.6 10.8
Industrials and Business
Services   8.6 9.0
Communication Services   8.4 8.6
Consumer Staples   6.6 6.1
Energy   4.1 3.9
Real Estate   2.5 2.5
Materials   2.5 2.4
Utilities   2.6 2.3
Other and Reserves   0.3 0.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to match the performance of the entire U.S. stock market.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Total Equity Market Index Fund returned 26.38% versus 26.06% for its benchmark, the S&P Total Market Index. The fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks contributed the
most in absolute terms.
Software, semiconductors,
and hardware companies
were among the best performers in the portfolio, with bellwethers Microsoft,
NVIDIA, and Apple, respectively, performing particularly well. Shares of these giants soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited positive returns. The broadline retail segment contributed the most to absolute results. Shares of
Amazon.com surged over the period as the firm’s expansive plan to cut costs had a positive impact on margins and offset topline growth weakness in retail and cloud. The strong margin improvement in retail showed that Amazon’s decision to regionalize its logistics network has led to faster deliveries at lower costs. The automobiles segment also helped. Shares of Tesla rose sharply in the first half of the year on the back of multiple positive developments, including news that all versions of the firm’s cheapest Model 3 would be eligible for the full $7,500 electric vehicle tax credit, as well as the announcements that Ford,
General Motors, and Rivian would each adopt Tesla’s North American charging plug standard for their electric vehicles.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Total Equity Market Index
Fund –
.
8.64% 26.38%
S&P Total Market Index 8.44 26.06

T. ROWE PRICE Equity Market Index Funds

Conversely, utilities shares declined for the 12-month period. Rising interest rates for most of the year pressured the utilities sector, as the relatively high dividend payments that utilities companies typically offer become less attractive to investors as bond yields climb. Within our portfolio, electric utilities companies performed worst; NextEra Energy, the largest utility company by market value in the U.S., was particularly weak. Shares sold off meaningfully during the year as yield-seeking investors rotated out of the stock and rising rates led to increased borrowing costs for providers of clean energy.
The energy sector also
declined during the
12-month period; oil, gas,
and consumable fuels
companies were weakest.
Energy giants Chevron and
ExxonMobil were the worst
performers in the sector
as both companies faced
headwinds throughout
the year. Generally lower
oil prices in 2023 weighed
on shares, as did the large
acquisitions of smaller energy
sector firms—Chevron
acquired Hess, while
ExxonMobil bought Pioneer
Natural Resources—later in
the year.
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   26.4% 27.4%
Financials   12.9 13.4
Health Care   13.3 12.6
Consumer Discretionary   10.9 10.8
Industrials and Business
Services   10.0 10.1
Communication Services   7.7 7.8
Consumer Staples   6.1 5.7
Energy   4.1 3.9
Real Estate   3.0 3.0
Materials   2.7 2.6
Utilities   2.4 2.2
Other and Reserves   0.5 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small- and mid-cap U.S. stocks produced positive returns in 2023. The
Extended Equity Market Index Fund returned 25.35% versus 24.97% for its benchmark, the S&P Completion Index. The fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks contributed the
most in absolute terms.
Software, IT services, and
semiconductor companies were among the best performers in the portfolio, with Palo Alto Networks, Snowflake, and Marvell Technology, respectively, being particularly strong. Shares of these companies soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The industrials and business services sector also exhibited positive returns; the ground transportation segment performed best. Shares of leading ride share brand Uber Technologies surged for most of the year, as strong corporate earnings provided a favorable backdrop. Bookings accelerated across the company’s mobility and delivery segments as demand in the U.S. strengthened, most notably in the third quarter. Shares rallied even further at the end of the year in anticipation of Uber Technologies being added to the large-cap S&P
500 Index. The building products segment also advanced during the year, led by Builders FirstSource. The company is a maker of assorted building products used in new home construction, as well as remodeling, repairs, and
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Extended Equity Market
Index Fund –
.
11.40% 25.35%
S&P Completion Index 11.01 24.97

T. ROWE PRICE Equity Market Index Funds

renovations. Shares surged as the company reported better-than-expected third-quarter earnings and as a sharp drop in mortgage interest rates boosted sentiment toward homebuilding-related industries. The stock was also added to the S&P 500 late in the year.
The financials sector also generated strong returns during the year, with capital markets and financial services companies performing best. Shares of alternative asset managers Blackstone and Apollo Global Management surged during the year. Both companies benefited from investors who, following a difficult 2022 for stocks and bonds, sought alternative investments that could provide higher returns and possibly other benefits, such as broader diversification or lower volatility. Investors also anticipate that these nonbank institutions could win additional business that might otherwise go to large, heavily regulated banks, particularly if new rules take effect requiring banks to hold substantially more capital reserves.
Conversely, utilities shares
declined for the 12-month
period. Rising interest rates
pressured the utilities sector
throughout the year as the
high dividend payments that
utilities companies typically
offer become less attractive to
investors as bond yields climb
higher. Within our portfolio,
gas utilities companies
performed worst as UGI
Corporation and National
Fuel Gas Company detracted
from absolute returns.
How are the Equity Market
Index Funds positioned?
The Equity Market Index
Funds, which tend to closely
track their benchmarks,
offer broad exposure to
different sectors of the U.S. stock market, and each fund’s sector allocations are consistent with those of its benchmark. As such, changes in each portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   17.7% 19.0%
Financials   15.6 17.1
Industrials and Business
Services   18.1 16.7
Health Care   13.0 11.9
Consumer Discretionary   12.0 11.3
Real Estate   6.0 6.1
Energy   4.2 4.4
Materials   4.1 4.2
Communication Services   4.0 4.1
Consumer Staples   2.8 2.9
Utilities   1.9 1.7
Other and Reserves   0.6 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

actively managed fund. Since the portfolios are designed to track their indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The funds’ expenses are generally low, which allows investors to retain more of their returns.
As a reminder, the Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap U.S. stocks, the entire U.S. stock market, or small- and mid-cap U.S. stocks. The portfolios could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing. The portfolios intend to be diversified in approximately the same proportion as the indexes they track are diversified. (Diversification cannot assure a profit or protect against loss in a declining market.)
The Equity Index 500 Fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500
Index. The fund seeks to maintain holdings of each stock in proportion to its weight in the index. The Total Equity Market Index Fund and the Extended
Equity Market Index Fund use a sampling strategy, which involves investing substantially all of their assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the S&P Total
Market Index and S&P Completion Index, respectively. These two funds do not attempt to fully replicate their indexes by owning each of the stocks in them.
All three index funds may occasionally invest in securities such as futures and exchange-traded funds so that they can accommodate cash flows and remain fully invested.
What is portfolio management’s outlook?
Continued trends in disinflation, alongside a handful of benign jobs reports, have lengthened the runway for an economic soft landing. The Federal
Reserve’s dovish pivot—and implied rate cut cadence—has encouraged risk-on behavior as the probability of a recession continues to decline. We believe equity returns are likely to be more subdued in 2024; an additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth following the significant move up in the last
12 months, which was aided in large part by multiple expansion.

T. ROWE PRICE Equity Market Index Funds

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best in the period ahead but, rather, to use full replication or sampling strategies so that the Equity Market
Index Funds are structured like major U.S. equity indexes and closely track their performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Market Index Funds

RISKS OF INVESTING IN THE EQUITY MARKET INDEX FUNDS
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the funds invest may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.
Funds that invest in small and medium-sized companies could be more volatile than funds that are exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.
Because the funds are passively managed, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. As a result, the funds’ performance may lag the performance of actively managed funds. Funds that use a sampling strategy (and thus do not attempt to fully replicate their benchmark indexes)
have a greater potential for their performance to deviate from that of their benchmarks.
BENCHMARK INFORMATION
Note: The S&P 500 Index, S&P Total Market Index, and S&P Completion
Index are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard
&  Poor’s
®
and S&P
®
 are registered trademarks of Standard & Poor’s Financial
Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered
trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe
Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P,

T. ROWE PRICE Equity Market Index Funds

or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index, S&P
Total Market Index, and S&P Completion Index.
PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
12/31/23
Apple 7.0%
Microsoft 6.9
Alphabet 3.8
Amazon.com 3.4
NVIDIA 3.0
Meta Platforms 2.0
Tesla 1.7
Berkshire Hathaway 1.6
JPMorgan Chase 1.2
Broadcom 1.2
UnitedHealth Group 1.2
Eli Lilly 1.2
Visa 1.0
Exxon Mobil 1.0
Johnson & Johnson 0.9
Mastercard 0.9
Home Depot 0.9
Procter & Gamble 0.9
Costco Wholesale 0.7
Merck 0.7
AbbVie 0.7
Adobe 0.7
Chevron 0.7
Salesforce 0.6
Advanced Micro Devices 0.6
Total 44.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
12/31/23
Apple 6.0%
Microsoft 6.0
Alphabet 3.3
Amazon.com 3.0
NVIDIA 2.6
Meta Platforms 1.7
Tesla 1.5
Berkshire Hathaway 1.4
JPMorgan Chase 1.1
UnitedHealth Group 1.0
Broadcom 1.0
Eli Lilly 1.0
Visa 0.9
Exxon Mobil 0.9
Johnson & Johnson 0.8
Mastercard 0.8
Home Depot 0.8
Procter & Gamble 0.7
Costco Wholesale 0.6
Merck 0.6
Adobe 0.6
AbbVie 0.6
Salesforce 0.6
Chevron 0.5
Advanced Micro Devices 0.5
Total 38.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
12/31/23
Snowflake 1.0%
Workday 0.9
Crowdstrike Holdings 0.9
KKR 0.8
Marvell Technology 0.8
Block 0.6
Apollo Global Management 0.6
Cheniere Energy 0.6
Ferguson 0.6
Datadog 0.6
Atlassian 0.6
Palantir Technologies 0.5
DoorDash 0.5
Trade Desk 0.5
HubSpot 0.5
Coinbase Global 0.5
MongoDB 0.4
Veeva Systems 0.4
Alnylam Pharmaceuticals 0.4
Cloudflare 0.4
Pinterest 0.3
Splunk 0.3
ROBLOX 0.3
Ares Management 0.3
Zscaler 0.3
Total 13.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EQUITY INDEX 500 FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Equity Market Index Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Equity Index 500 Fund –
.
26.06% 15.47% 11.80% – –
Equity Index 500 Fund–
.
I  Class 26.23 15.62 – 13.05% 8/28/15
Equity Index 500 Fund–
.
Z  Class 26.30 – – 21.97 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end perfor mance, please visit our website (troweprice.
com) or contact a T. Rowe Price representative at 1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares,
1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TOTAL EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Total Equity Market Index Fund –
.
26.38% 14.81% 11.19%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EXTENDED EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Extended Equity Market Index Fund –
.
25.35% 11.72% 8.39%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Equity Index 500 Fund 0.20%
Equity Index 500 Fund–I Class 0.08
Equity Index 500 Fund–Z Class 0.05
Total Equity Market Index Fund 0.21
Extended Equity Market Index Fund 0.26
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Equity Market Index Funds

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EQUITY INDEX 500 FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,079.30 $1.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.25   0.97
I Class
Actual   1,000.00   1,080.10   0.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.95   0.26
Z Class
Actual   1,000.00   1,080.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.19%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Actual $1,000.00 $1,086.40 $0.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.35   0.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.17%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Actual $1,000.00 $1,114.00 $1.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281647 C50-050 2/24

December 31, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market Index
Fund –
.

T. ROWE PRICE Total Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 41 .03 $ 51 .79 $ 41 .94 $ 35 .56 $ 27 .69
Investment activities
Net investment income
(1)(2)
0 .67 0 .59 0 .49 0 .54 0 .52
Net realized and unrealized gain/
loss 10 .14 ( 10 .74 ) 10 .15 6 .49 7 .96
Total from investment activities 10 .81 ( 10 .15 ) 10 .64 7 .03 8 .48
Distributions
Net investment income ( 0 .61 ) ( 0 .60 ) ( 0 .53 ) ( 0 .49 ) ( 0 .54 )
Net realized gain ( 0 .13 ) ( 0 .01 ) ( 0 .26 ) ( 0 .16 ) ( 0 .07 )
Total distributions ( 0 .74 ) ( 0 .61 ) ( 0 .79 ) ( 0 .65 ) ( 0 .61 )
NET ASSET VALUE
End of period $ 51 .10 $ 41 .03 $ 51 .79 $ 41 .94 $ 35 .56
Ratios/Supplemental Data
Total return
(2)(3)
26 .38% ( 19 .61 ) % 25 .41% 19 .82% 30 .67%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .19% 0 .21% 0 .26% 0 .30% 0 .30%
Net expenses after waivers/
payments by Price Associates 0 .19% 0 .21% 0 .26% 0 .30% 0 .30%
Net investment income 1 .45% 1 .34% 1 .03% 1 .52% 1 .60%
Portfolio turnover rate 5 .8% 4 .8% 20 .0% 10 .1% 4 .7%
Net assets, end of period (in
millions) $2,278 $1,870 $2,661 $2,431 $2,116
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 7.8%
Diversified Telecommunication Services 0.6%
AT&T  338,645 5,683
ATN International  7,701 300
GCI Liberty, Class A, EC  (1)(2) 6,211 —
Globalstar  (2)(3) 187,300 363
Iridium Communications  10,017 412
Liberty Global, Class A  (2) 9,307 165
Liberty Global, Class C  (2) 6,207 116
Lumen Technologies  (2)(3) 184,380 338
Verizon Communications  194,226 7,322
14,699
Entertainment 1.1%
AMC Entertainment Holdings, Class A  (2) 1,817 11
Electronic Arts  8,300 1,136
Endeavor Group Holdings, Class A  (3) 9,067 215
Liberty Media Corp-Liberty Formula One, Class A  (2) 5,400 313
Liberty Media Corp-Liberty Formula One, Class C  (2) 14,600 922
Live Nation Entertainment  (2) 9,072 849
Madison Square Garden Sports  (2) 533 97
Netflix  (2) 21,973 10,698
Playtika Holding  (2) 34,200 298
ROBLOX, Class A  (2) 20,768 949
Roku  (2) 7,141 655
Sphere Entertainment  (2)(3) 6,533 222
Take-Two Interactive Software  (2) 7,167 1,154
Walt Disney  83,923 7,577
Warner Bros Discovery  (2) 52,596 599
Warner Music Group, Class A  9,761 349
26,044
Interactive Media & Services 5.1%
Alphabet, Class A  (2) 288,691 40,327
Alphabet, Class C  (2) 244,834 34,505
IAC  (2) 4,252 223
Match Group  (2) 19,023 694
Meta Platforms, Class A  (2) 108,267 38,322
Pinterest, Class A  (2) 33,221 1,231
Snap, Class A  (2) 44,822 759
Vimeo  (2) 42,108 165
Ziff Davis  (2) 2,400 161
ZoomInfo Technologies  (2) 12,000 222
116,609

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.8%
AMC Networks, Class A  (2) 22,825 429
Charter Communications, Class A  (2) 4,006 1,557
Comcast, Class A  192,197 8,428
DISH Network, Class A  (2) 40,830 236
Entravision Communications, Class A  32,400 135
Fox, Class A  10,361 307
Gray Television  45,900 411
Interpublic Group  11,739 383
Liberty Broadband, Class C  (2) 2,900 234
New York Times, Class A  7,800 382
News, Class A  32,096 788
News, Class B  23,655 608
Nexstar Media Group  913 143
Omnicom Group  7,700 666
Paramount Global, Class B  41,994 621
Scholastic  10,500 396
TEGNA  21,400 328
Trade Desk, Class A  (2) 28,700 2,065
18,117
Wireless Telecommunication Services 0.2%
Telephone & Data Systems  21,900 402
T-Mobile U.S.  28,669 4,596
United States Cellular  (2) 7,513 312
5,310
Total Communication Services 180,779
CONSUMER DISCRETIONARY 10.8%
Automobile Components 0.2%
Aptiv (2) 13,200 1,184
Autoliv  9,000 992
BorgWarner  16,517 592
Fox Factory Holding  (2) 1,500 101
Lear  1,400 198
Mobileye Global, Class A  (2)(3) 2,060 89
Modine Manufacturing  (2)(3) 8,243 492
Phinia  5,803 176
QuantumScape  (2)(3) 31,500 219
Standard Motor Products  5,700 227
Stoneridge  (2) 6,900 135
Visteon  (2) 3,600 450
XPEL  (2) 3,100 167
5,022
Automobiles 1.7%
Ford Motor  157,752 1,923

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors  59,820 2,149
Rivian Automotive, Class A  (2)(3) 43,745 1,026
Tesla  (2) 132,996 33,047
Thor Industries  4,800 567
Winnebago Industries  4,499 328
39,040
Broadline Retail 3.1%
Amazon.com (2) 444,936 67,603
eBay  15,937 695
Etsy  (2) 5,142 417
Kohl's  (3) 18,400 528
Ollie's Bargain Outlet Holdings  (2) 4,699 357
69,600
Distributors 0.1%
Genuine Parts  4,800 665
LKQ  11,300 540
Pool  1,205 480
1,685
Diversified Consumer Services 0.1%
Adtalem Global Education  (2) 6,700 395
Bright Horizons Family Solutions  (2) 9,096 857
Frontdoor  (2) 8,450 298
H&R Block  11,652 563
Service Corp International  2,800 192
Strategic Education  6,453 596
2,901
Hotels, Restaurants & Leisure 2.2%
Airbnb, Class A  (2) 19,502 2,655
Aramark  9,000 253
Booking Holdings  (2) 1,891 6,708
Boyd Gaming  6,500 407
Caesars Entertainment  (2) 5,784 271
Carnival  (2) 36,330 674
Chipotle Mexican Grill  (2) 1,470 3,362
Chuy's Holdings  (2) 11,200 428
Cracker Barrel Old Country Store  (3) 1,524 117
Darden Restaurants  3,800 624
Domino's Pizza  2,500 1,031
DoorDash, Class A  (2) 16,663 1,648
DraftKings, Class A  (2) 37,700 1,329
Expedia Group  (2) 5,790 879
Hilton Grand Vacations  (2) 5,040 202
Hilton Worldwide Holdings  14,999 2,731
Jack in the Box  1,518 124

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands  20,172 993
Light & Wonder  (2) 2,700 222
Marriott International, Class A  10,456 2,358
Marriott Vacations Worldwide  2,386 203
McDonald's  35,203 10,438
MGM Resorts International  18,855 842
Norwegian Cruise Line Holdings  (2)(3) 35,183 705
Papa John's International  1,800 137
Penn Entertainment  (2) 9,484 247
Planet Fitness, Class A  (2) 4,261 311
Royal Caribbean Cruises  (2) 11,359 1,471
SeaWorld Entertainment  (2) 6,300 333
Six Flags Entertainment  (2) 6,826 171
Starbucks  51,151 4,911
Travel + Leisure  8,330 326
Vail Resorts  2,100 448
Wendy's  17,675 344
Wingstop  3,500 898
Wyndham Hotels & Resorts  5,130 412
Wynn Resorts  6,906 629
Yum! Brands  9,300 1,215
51,057
Household Durables 0.5%
DR Horton  15,100 2,295
Ethan Allen Interiors  11,113 355
Garmin  7,417 953
Helen of Troy  (2) 1,800 217
Hovnanian Enterprises, Class A  (2) 3,343 520
iRobot  (2) 5,300 205
La-Z-Boy  9,300 343
Leggett & Platt  3,300 86
Lennar, Class A  11,393 1,698
MDC Holdings  10,345 572
Mohawk Industries  (2) 2,113 219
Newell Brands  17,554 152
NVR  (2) 210 1,470
PulteGroup  4,239 438
Taylor Morrison Home  (2) 14,879 794
TopBuild  (2) 2,237 837
Tri Pointe Homes  (2) 15,536 550
Whirlpool  2,822 344
12,048
Leisure Products 0.1%
Brunswick  7,200 697
Hasbro  6,700 342

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mattel  (2) 29,800 563
Peloton Interactive, Class A  (2) 43,881 267
Polaris  2,500 237
YETI Holdings  (2) 4,600 238
2,344
Specialty Retail 2.2%
Advance Auto Parts  7,284 445
American Eagle Outfitters  8,947 189
AutoZone  (2) 1,010 2,611
Bath & Body Works  25,485 1,100
Best Buy  10,000 783
Burlington Stores  (2) 7,337 1,427
Carvana  (2)(3) 6,000 318
Dick's Sporting Goods  3,600 529
Five Below  (2) 3,704 790
Floor & Decor Holdings, Class A  (2) 7,691 858
Foot Locker  3,003 94
GameStop, Class A  (2)(3) 8,800 154
Group 1 Automotive  700 213
Home Depot  49,762 17,245
Lithia Motors  1,300 428
LL Flooring Holdings  (2) 61,800 241
Lowe's  26,416 5,879
Murphy USA  941 336
O'Reilly Automotive  (2) 3,582 3,403
PetMed Express  35,600 269
RH  (2) 1,100 321
Ross Stores  21,461 2,970
Sleep Number  (2) 3,650 54
TJX  55,689 5,224
Tractor Supply  3,500 753
Ulta Beauty  (2) 2,645 1,296
Upbound Group  9,052 307
Valvoline  (2) 5,943 223
Victoria's Secret  (2) 6,080 161
Wayfair, Class A  (2)(3) 2,866 177
Williams-Sonoma  2,266 457
49,255
Textiles, Apparel & Luxury Goods 0.6%
Carter's  3,300 247
Columbia Sportswear  3,600 286
Crocs  (2) 4,500 420
Deckers Outdoor  (2) 1,368 914
Lululemon Athletica  (2) 5,574 2,850
Movado Group  6,600 199

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NIKE, Class B  64,400 6,992
Ralph Lauren  4,600 663
Skechers USA, Class A  (2) 7,579 473
Tapestry  15,446 569
Unifi  (2) 21,432 143
VF  10,200 192
13,948
Total Consumer Discretionary 246,900
CONSUMER STAPLES 5.7%
Beverages 1.4%
Boston Beer, Class A  (2) 700 242
Brown-Forman, Class B  2,330 133
Celsius Holdings  (2)(3) 4,401 240
Coca-Cola  196,266 11,566
Coca-Cola Consolidated  350 325
Constellation Brands, Class A  9,781 2,365
Keurig Dr Pepper  54,996 1,832
Molson Coors Beverage, Class B  4,202 257
Monster Beverage  (2) 41,400 2,385
PepsiCo  67,394 11,446
30,791
Consumer Staples Distribution & Retail 1.6%
BJ's Wholesale Club Holdings  (2) 7,600 507
Casey's General Stores  1,386 381
Chefs' Warehouse  (2) 7,700 227
Costco Wholesale  22,203 14,656
Dollar General  14,359 1,952
Dollar Tree  (2) 8,459 1,202
Kroger  21,935 1,003
Performance Food Group  (2) 8,746 605
Sysco  22,821 1,669
Target  24,045 3,424
United Natural Foods  (2) 4,400 71
Walgreens Boots Alliance  30,274 790
Walmart  70,026 11,039
37,526
Food Products 0.9%
Archer-Daniels-Midland  20,072 1,450
Bunge Global  5,771 583
Campbell Soup  5,580 241
Conagra Brands  40,325 1,156
Darling Ingredients  (2) 16,200 807
Flowers Foods  26,899 605
Fresh Del Monte Produce  9,900 260

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Mills  21,501 1,401
Hershey  7,638 1,424
Hormel Foods  11,000 353
Ingredion  3,302 358
J M Smucker  3,916 495
John B. Sanfilippo & Son  3,400 350
Kellanova  8,607 481
Kraft Heinz  42,959 1,589
Lamb Weston Holdings  3,062 331
McCormick  10,556 722
Mondelez International, Class A  71,976 5,213
Post Holdings  (2) 3,120 275
Simply Good Foods  (2) 7,018 278
Tootsie Roll Industries  5,206 173
TreeHouse Foods  (2) 3,428 142
Tyson Foods, Class A  21,676 1,165
19,852
Household Products 1.1%
Church & Dwight  8,195 775
Clorox  3,654 521
Colgate-Palmolive  45,896 3,658
Energizer Holdings  4,298 136
Kimberly-Clark  20,200 2,455
Procter & Gamble  116,237 17,033
Spectrum Brands Holdings  900 72
24,650
Personal Care Products 0.2%
BellRing Brands  (2) 9,955 552
Edgewell Personal Care  4,448 163
elf Beauty  (2) 4,774 689
Estee Lauder, Class A  8,992 1,315
Herbalife  (2) 20,600 314
Kenvue  107,319 2,311
5,344
Tobacco 0.5%
Altria Group  75,355 3,040
Philip Morris International  80,200 7,545
Vector Group  10,255 116
10,701
Total Consumer Staples 128,864
ENERGY 3.9%
Energy Equipment & Services 0.5%
Baker Hughes  54,307 1,856

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Expro Group Holdings  (2) 36,338 579
Halliburton  53,529 1,935
Helmerich & Payne  14,774 535
Noble  8,800 424
NOV  19,053 387
Oceaneering International  (2) 6,153 131
Schlumberger  72,083 3,751
TechnipFMC  55,032 1,108
Tidewater  (2) 9,269 668
Weatherford International  (2) 7,749 758
12,132
Oil, Gas & Consumable Fuels 3.4%
APA  19,796 710
Callon Petroleum  (2) 6,246 202
Cheniere Energy  9,203 1,571
Chesapeake Energy  10,200 785
Chevron  81,450 12,149
Chord Energy  436 72
Civitas Resources  (3) 5,422 371
CNX Resources  (2) 13,000 260
ConocoPhillips  59,633 6,922
Coterra Energy  30,408 776
Devon Energy  29,963 1,357
Diamondback Energy  11,385 1,766
Dorian LPG  8,030 352
EOG Resources  29,481 3,566
EQT  22,214 859
Equitrans Midstream  64,476 656
Exxon Mobil  193,673 19,363
Hess  15,082 2,174
International Seaways  1,400 64
Kinder Morgan  92,377 1,630
Kosmos Energy  (2) 51,000 342
Magnolia Oil & Gas, Class A  18,177 387
Marathon Oil  35,402 855
Marathon Petroleum  20,591 3,055
Murphy Oil  13,543 578
Occidental Petroleum  30,866 1,843
ONEOK  21,000 1,475
Ovintiv  3,131 138
Par Pacific Holdings  (2) 13,687 498
PBF Energy, Class A  4,800 211
Peabody Energy  4,100 100
Phillips 66  17,164 2,285
Pioneer Natural Resources  12,060 2,712

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Range Resources  19,946 607
SM Energy  10,852 420
Southwestern Energy  (2) 62,381 409
Targa Resources  14,705 1,277
Texas Pacific Land  155 244
Valero Energy  17,735 2,306
Williams  62,085 2,162
World Kinect  14,500 330
77,839
Total Energy 89,971
FINANCIALS 13.4%
Banks 3.6%
1st Source  5,268 290
Ameris Bancorp  5,753 305
Bank of America  324,853 10,938
Bank of Hawaii  (3) 6,200 449
Bank OZK  6,200 309
BankUnited  13,400 435
Berkshire Hills Bancorp  8,800 219
Cadence Bank  8,900 263
Capitol Federal Financial  20,700 134
Central Pacific Financial  17,900 352
Citigroup  100,526 5,171
Citizens Financial Group  23,200 769
Comerica  9,516 531
Cullen/Frost Bankers  4,200 456
Customers Bancorp  (2) 5,400 311
CVB Financial  15,739 318
East West Bancorp  9,692 697
Fifth Third Bancorp  48,866 1,685
First BanCorp Puerto Rico  47,600 783
First Business Financial Services  10,000 401
First Citizens BancShares, Class A  519 736
First Financial Bancorp  13,370 318
First Merchants  8,330 309
Flushing Financial  9,350 154
Fulton Financial  19,774 326
Glacier Bancorp  2,900 120
Hancock Whitney  4,482 218
Home BancShares  16,400 415
Huntington Bancshares  113,909 1,449
JPMorgan Chase  140,613 23,918
KeyCorp  29,913 431
M&T Bank  6,135 841
National Bank Holdings, Class A  10,200 379

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NBT Bancorp  9,400 394
New York Community Bancorp  26,787 274
Northfield Bancorp  27,300 343
Old National Bancorp  19,280 326
Pacific Premier Bancorp  15,200 443
Park National  (3) 3,215 427
Peoples Bancorp  10,497 354
Pinnacle Financial Partners  4,100 358
PNC Financial Services Group  20,449 3,167
Popular  11,796 968
Prosperity Bancshares  3,400 230
Regions Financial  49,756 964
Renasant  5,175 174
S&T Bancorp  12,700 424
Seacoast Banking  12,900 367
SouthState  4,788 404
Synovus Financial  5,828 219
Towne Bank  14,400 429
Truist Financial  50,658 1,870
U.S. Bancorp  72,779 3,150
UMB Financial  2,896 242
United Bankshares  7,400 278
WaFd  4,342 143
Webster Financial  14,495 736
Wells Fargo  186,153 9,162
WesBanco  8,200 257
Western Alliance Bancorp  13,947 918
WSFS Financial  4,200 193
Zions Bancorp  8,501 373
82,017
Capital Markets 3.0%
Affiliated Managers Group  3,000 454
Ameriprise Financial  4,300 1,633
Ares Management, Class A  10,203 1,213
Artisan Partners Asset Management, Class A  6,600 292
Bank of New York Mellon  47,599 2,478
BGC Group, Class A  81,696 590
BlackRock  6,513 5,287
Blackstone  29,040 3,802
Blue Owl Capital  (3) 43,317 645
Cboe Global Markets  7,536 1,346
Charles Schwab  78,446 5,397
CME Group  15,311 3,225
Coinbase Global, Class A  (2) 8,600 1,496
Donnelley Financial Solutions  (2) 7,925 494

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FactSet Research Systems  1,550 739
Franklin Resources  8,000 238
Goldman Sachs Group  14,533 5,606
Intercontinental Exchange  28,525 3,663
Invesco  30,900 551
Janus Henderson Group  9,941 300
Jefferies Financial Group  12,300 497
KKR  25,293 2,096
Lazard, Class A  10,067 350
LPL Financial Holdings  5,256 1,196
MarketAxess Holdings  2,500 732
Moody's  6,232 2,434
Morgan Stanley  66,867 6,235
Morningstar  3,202 917
MSCI  3,817 2,159
Nasdaq  15,000 872
Northern Trust  12,000 1,013
Open Lending  (2) 20,600 175
Raymond James Financial  12,787 1,426
S&P Global  14,886 6,558
SEI Investments  4,700 299
State Street  10,739 832
StoneX Group  (2) 3,034 224
Tradeweb Markets, Class A  10,857 987
Virtus Investment Partners  2,975 719
69,170
Consumer Finance 0.6%
Ally Financial  10,650 372
American Express  30,764 5,763
Bread Financial Holdings  4,204 139
Capital One Financial  18,555 2,433
Discover Financial Services  14,500 1,630
LendingClub  (2) 13,800 121
Navient  15,900 296
OneMain Holdings  17,500 861
SLM  32,600 623
SoFi Technologies  (2)(3) 34,700 345
Synchrony Financial  27,785 1,061
13,644
Financial Services 4.0%
Affirm Holdings  (2)(3) 12,500 614
Apollo Global Management  24,266 2,261
Berkshire Hathaway, Class B  (2) 87,008 31,032
Block  (2) 22,694 1,755
Equitable Holdings  26,203 872

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Euronet Worldwide  (2) 2,274 231
Fidelity National Information Services  26,614 1,599
Fiserv  (2) 34,175 4,540
FleetCor Technologies  (2) 6,100 1,724
Global Payments  18,439 2,342
Jack Henry & Associates  3,400 556
Mastercard, Class A  41,140 17,547
MGIC Investment  22,400 432
Payoneer Global  (2) 47,220 246
PayPal Holdings  (2) 43,705 2,684
PennyMac Financial Services  2,895 256
Radian Group  11,700 334
Shift4 Payments, Class A  (2)(3) 4,368 325
Visa, Class A  79,108 20,596
Voya Financial  11,500 839
Western Union  10,592 126
WEX  (2) 1,014 197
91,108
Insurance 2.1%
Aflac  20,000 1,650
Allstate  10,800 1,512
American Financial Group  5,750 684
American International Group  44,229 2,996
Aon, Class A  9,258 2,694
Arch Capital Group  (2) 15,600 1,159
Arthur J Gallagher  8,500 1,911
Assurant  3,500 590
Axis Capital Holdings  9,100 504
Brown & Brown  4,130 294
Chubb  22,033 4,979
Cincinnati Financial  6,869 711
CNA Financial  8,757 370
Erie Indemnity, Class A  2,000 670
Everest Group  2,200 778
Fidelity National Financial  16,896 862
First American Financial  8,285 534
Genworth Financial, Class A  (2) 83,400 557
Globe Life  3,522 429
Hanover Insurance Group  4,700 571
Hartford Financial Services Group  22,994 1,848
Kemper  5,500 268
Loews  9,500 661
Markel Group  (2) 420 596
Marsh & McLennan  26,216 4,967
MBIA  15,000 92

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MetLife  38,874 2,571
Old Republic International  10,987 323
Principal Financial Group  11,100 873
Progressive  25,985 4,139
Prudential Financial  14,700 1,525
RenaissanceRe Holdings  3,592 704
Safety Insurance Group  6,600 501
Selective Insurance Group  3,487 347
Travelers  12,523 2,385
United Fire Group  15,300 308
Unum Group  8,964 405
W R Berkley  2,788 197
Willis Towers Watson  5,106 1,232
48,397
Mortgage Real Estate Investment Trusts 0.1%
AG Mortgage Investment Trust, REIT  34,500 219
AGNC Investment, REIT  (3) 23,200 228
Annaly Capital Management, REIT  18,175 352
Ares Commercial Real Estate, REIT  (3) 13,200 137
Chimera Investment, REIT  45,500 227
Franklin BSP Realty Trust, REIT  18,840 254
Granite Point Mortgage Trust, REIT  25,800 153
New York Mortgage Trust, REIT  23,275 199
Redwood Trust, REIT  25,700 190
Starwood Property Trust, REIT  (3) 23,400 492
TPG RE Finance Trust, REIT  28,900 188
Two Harbors Investment, REIT  16,575 231
2,870
Total Financials 307,206
HEALTH CARE 12.6%
Biotechnology 2.5%
AbbVie  85,487 13,248
ACADIA Pharmaceuticals  (2) 26,956 844
Akero Therapeutics  (2) 4,122 96
Alkermes  (2) 16,100 447
Alnylam Pharmaceuticals  (2) 6,950 1,330
Amgen  25,881 7,454
Apellis Pharmaceuticals  (2) 5,800 347
Arcturus Therapeutics Holdings  (2) 5,522 174
Avidity Biosciences  (2) 33,908 307
Biogen  (2) 7,007 1,813
Biohaven  (2) 3,142 134
BioMarin Pharmaceutical  (2) 8,800 848
Blueprint Medicines  (2) 9,700 895

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celldex Therapeutics  (2) 8,000 317
Cerevel Therapeutics Holdings  (2) 4,270 181
Crinetics Pharmaceuticals  (2) 2,772 99
Cymabay Therapeutics  (2) 10,468 247
Dynavax Technologies  (2) 11,700 164
Exact Sciences  (2) 10,700 792
Gilead Sciences  57,320 4,643
IGM Biosciences  (2)(3) 22,900 190
Immunovant  (2)(3) 2,678 113
Incyte  (2) 4,600 289
Insmed  (2) 30,360 941
Intellia Therapeutics  (2) 8,800 268
Ionis Pharmaceuticals  (2)(3) 20,894 1,057
Karuna Therapeutics  (2) 2,836 898
Madrigal Pharmaceuticals  (2)(3) 1,500 347
Moderna  (2) 14,982 1,490
Mural Oncology  (2) 1,610 10
Natera  (2) 7,200 451
Neurocrine Biosciences  (2) 8,600 1,133
Nurix Therapeutics  (2) 22,500 232
Olema Pharmaceuticals  (2) 9,100 128
Prothena  (2) 5,946 216
RAPT Therapeutics  (2) 10,700 266
Regeneron Pharmaceuticals  (2) 5,787 5,083
Replimune Group  (2) 14,100 119
Roivant Sciences  (2) 15,554 175
Sarepta Therapeutics  (2) 5,432 524
Scholar Rock Holding  (2)(3) 10,000 188
Stoke Therapeutics  (2)(3) 14,400 76
Tenaya Therapeutics  (2) 31,015 100
Ultragenyx Pharmaceutical  (2) 9,700 464
United Therapeutics  (2) 2,300 506
Vaxcyte  (2) 4,116 258
Vertex Pharmaceuticals  (2) 13,638 5,549
Vir Biotechnology  (2) 13,936 140
Xencor  (2) 23,700 503
56,094
Health Care Equipment & Supplies 2.5%
Abbott Laboratories  78,749 8,668
Align Technology  (2) 2,153 590
Baxter International  34,244 1,324
Becton Dickinson & Company  15,502 3,780
Boston Scientific  (2) 61,386 3,549
Cooper  2,200 833
DENTSPLY SIRONA  13,533 482

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dexcom  (2) 21,281 2,641
Edwards Lifesciences  (2) 29,414 2,243
Embecta  8,400 159
Envista Holdings  (2) 9,300 224
GE HealthCare Technologies  19,830 1,533
Globus Medical, Class A  (2) 7,291 388
Haemonetics  (2) 4,888 418
Hologic  (2) 14,544 1,039
ICU Medical  (2) 2,000 199
IDEXX Laboratories  (2) 2,900 1,610
Inspire Medical Systems  (2) 2,235 455
Insulet  (2) 4,100 890
Intuitive Surgical  (2) 19,100 6,444
iRhythm Technologies  (2) 3,066 328
Lantheus Holdings  (2) 5,170 320
Medtronic  66,651 5,491
Merit Medical Systems  (2) 5,443 413
Nevro  (2) 5,900 127
Novocure  (2) 8,900 133
Omnicell  (2) 3,200 120
Penumbra  (2) 3,700 931
QuidelOrtho  (2) 3,437 253
ResMed  8,200 1,410
STERIS  5,295 1,164
Stryker  17,954 5,376
Teleflex  4,000 997
Zimmer Biomet Holdings  11,920 1,451
55,983
Health Care Providers & Services 2.7%
Acadia Healthcare  (2) 6,290 489
agilon health  (2)(3) 23,423 294
Amedisys  (2) 2,627 250
AMN Healthcare Services  (2) 4,652 348
Brookdale Senior Living  (2) 43,700 254
Cardinal Health  10,306 1,039
Cencora  9,074 1,864
Centene  (2) 18,720 1,389
Cigna Group  15,338 4,593
CorVel  (2) 1,750 433
CVS Health  55,883 4,412
DaVita  (2) 3,598 377
Elevance Health  12,904 6,085
Encompass Health  3,592 240
Ensign Group  6,917 776
Guardant Health  (2) 7,800 211

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA Healthcare  9,640 2,609
Henry Schein  (2) 7,100 538
Humana  6,969 3,190
Laboratory Corp. of America Holdings  2,195 499
McKesson  7,751 3,589
ModivCare  (2) 8,000 352
Molina Healthcare  (2) 3,694 1,335
OPKO Health  (2)(3) 124,700 188
Option Care Health  (2) 16,466 555
Pennant Group  (2) 10,350 144
Psychemedics  2,375 7
Quest Diagnostics  4,500 620
Select Medical Holdings  27,753 652
Surgery Partners  (2)(3) 12,333 395
Tenet Healthcare  (2) 6,776 512
UnitedHealth Group  45,379 23,891
Universal Health Services, Class B  1,300 198
62,328
Health Care Technology 0.1%
Multiplan (2)(3) 114,100 164
Phreesia  (2) 9,200 213
Teladoc Health  (2) 5,848 126
Veeva Systems, Class A  (2) 8,076 1,555
2,058
Life Sciences Tools & Services 1.4%
10X Genomics, Class A  (2) 7,628 427
Adaptive Biotechnologies  (2) 46,380 227
Agilent Technologies  17,387 2,417
Avantor  (2) 62,539 1,428
Bio-Rad Laboratories, Class A  (2) 700 226
Bio-Techne  7,600 587
Bruker  2,778 204
Charles River Laboratories International  (2) 3,502 828
CryoPort  (2)(3) 13,700 212
Danaher  32,789 7,585
Fortrea Holdings  (2) 5,395 188
Illumina  (2) 7,400 1,030
IQVIA Holdings  (2) 6,025 1,394
Maravai LifeSciences Holdings, Class A  (2) 28,900 189
Mettler-Toledo International  (2) 710 861
Omniab, Earn Out Shares $12.50  (2) 722 1
Omniab, Earn Out Shares $15.00  (2) 722 1
Repligen  (2) 5,389 969
Revvity  3,635 397
Thermo Fisher Scientific  18,992 10,081

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waters  (2) 1,284 423
West Pharmaceutical Services  4,100 1,444
31,119
Pharmaceuticals 3.4%
Amneal Pharmaceuticals  (2) 46,400 282
Arvinas  (2) 10,400 428
Axsome Therapeutics  (2)(3) 3,700 295
Bristol-Myers Squibb  88,232 4,527
Cassava Sciences  (2)(3) 5,900 133
Cassava Sciences, Warrants, 11/15/24  (2) 2,360 —
Catalent  (2) 22,713 1,021
Elanco Animal Health  (2) 54,449 811
Eli Lilly  39,881 23,247
Intra-Cellular Therapies  (2) 3,600 258
Jazz Pharmaceuticals  (2) 2,804 345
Johnson & Johnson  113,609 17,807
Ligand Pharmaceuticals  (2) 1,904 136
Merck  122,305 13,334
Organon  19,423 280
Perrigo  7,998 257
Pfizer  258,702 7,448
Prestige Consumer Healthcare  (2) 4,483 274
Royalty Pharma, Class A  4,419 124
Theravance Biopharma  (2)(3) 16,371 184
Viatris  95,187 1,031
Zoetis  24,704 4,876
77,098
Total Health Care 284,680
INDUSTRIALS & BUSINESS SERVICES 10.1%
Aerospace & Defense 1.6%
Axon Enterprise  (2) 3,600 930
Boeing  (2) 28,373 7,396
BWX Technologies  5,038 387
General Dynamics  11,610 3,015
HEICO, Class A  2,928 417
Hexcel  7,400 546
Howmet Aerospace  24,600 1,331
Huntington Ingalls Industries  2,791 725
L3Harris Technologies  11,601 2,443
Lockheed Martin  9,700 4,396
Northrop Grumman  7,095 3,321
RTX  62,800 5,284
Spirit AeroSystems Holdings, Class A  (2)(3) 24,352 774
Textron  17,990 1,447

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransDigm Group  2,890 2,923
Triumph Group  (2) 27,400 454
Virgin Galactic Holdings  (2)(3) 114,500 281
Woodward  2,800 381
36,451
Air Freight & Logistics 0.4%
CH Robinson Worldwide  7,047 609
Expeditors International of Washington  2,636 335
FedEx  12,475 3,156
GXO Logistics  (2) 6,500 397
United Parcel Service, Class B  35,222 5,538
10,035
Building Products 0.7%
A.O. Smith  9,300 767
AAON  8,404 621
Allegion  4,236 537
Armstrong World Industries  7,266 714
AZZ  5,464 318
Builders FirstSource  (2) 3,018 504
Carlisle  2,600 812
Carrier Global  43,239 2,484
Fortune Brands Innovations  7,600 579
Gibraltar Industries  (2) 5,500 434
Johnson Controls International  24,679 1,423
Lennox International  523 234
Masco  12,917 865
Owens Corning  7,565 1,121
PGT Innovations  (2) 17,007 692
Trane Technologies  11,963 2,918
Trex  (2) 9,100 753
15,776
Commercial Services & Supplies 0.6%
ACCO Brands  61,567 374
Aris Water Solution, Class A  13,200 111
Brady, Class A  6,500 381
BrightView Holdings  (2) 15,000 126
Cintas  3,227 1,945
Clean Harbors  (2) 3,706 647
Copart  (2) 46,442 2,276
CoreCivic  (2) 28,898 420
Ennis  5,800 127
Enviri  (2) 47,600 428
MillerKnoll  16,400 438
MSA Safety  1,400 236

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pitney Bowes  59,800 263
Republic Services  9,397 1,550
Rollins  7,425 324
Steelcase, Class A  30,300 410
Stericycle  (2) 9,411 466
Tetra Tech  825 138
UniFirst  1,400 256
Veralto  10,929 899
Vestis  4,500 95
VSE  2,500 162
Waste Management  14,560 2,608
14,680
Construction & Engineering 0.3%
API Group  (2) 17,209 595
Arcosa  5,500 454
Bowman Consulting Group  (2) 5,200 185
Dycom Industries  (2) 4,600 529
Fluor  (2) 15,158 594
Granite Construction  12,950 659
MasTec  (2) 7,350 557
Quanta Services  8,064 1,740
WillScot Mobile Mini Holdings  (2) 22,924 1,020
6,333
Electrical Equipment 0.7%
AMETEK  14,037 2,314
Atkore  (2) 3,329 533
Beam Global  (2)(3) 19,600 139
Eaton  17,354 4,179
Emerson Electric  21,936 2,135
GrafTech International  76,200 167
Hubbell  3,298 1,085
nVent Electric  11,046 653
Plug Power  (2)(3) 51,000 229
Regal Rexnord  4,755 704
Rockwell Automation  4,793 1,488
Sensata Technologies Holding  2,800 105
Sunrun  (2)(3) 17,966 353
Thermon Group Holdings  (2) 10,400 339
Vertiv Holdings, Class A  10,800 519
Vicor  (2) 2,700 121
15,063
Ground Transportation 1.2%
Avis Budget Group  979 173
CSX  116,024 4,023

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JB Hunt Transport Services  6,186 1,236
Landstar System  1,977 383
Lyft, Class A  (2) 20,642 309
Norfolk Southern  12,570 2,971
Old Dominion Freight Line  5,314 2,154
Saia  (2) 2,551 1,118
Uber Technologies  (2) 103,780 6,390
Union Pacific  30,197 7,417
Werner Enterprises  4,275 181
26,355
Industrial Conglomerates 0.9%
3M  28,955 3,165
General Electric  56,072 7,157
Honeywell International  34,576 7,251
Roper Technologies  5,800 3,162
20,735
Machinery 2.0%
AGCO  5,100 619
Alamo Group  2,700 568
Caterpillar  22,892 6,768
Chart Industries  (2)(3) 2,400 327
Cummins  8,500 2,036
Deere  11,947 4,777
Dover  5,000 769
Enpro  2,768 434
Esab  5,442 471
ESCO Technologies  3,357 393
Flowserve  9,400 387
Fortive  20,450 1,506
Graco  6,061 526
Helios Technologies  3,200 145
IDEX  5,627 1,222
Illinois Tool Works  11,860 3,107
Ingersoll Rand  23,959 1,853
ITT  5,400 644
John Bean Technologies  5,509 548
Lincoln Electric Holdings  3,300 718
Middleby  (2) 3,312 487
Mueller Water Products, Class A  27,004 389
Nordson  2,800 740
Otis Worldwide  22,411 2,005
PACCAR  27,610 2,696
Parker-Hannifin  7,213 3,323
RBC Bearings  (2) 3,587 1,022
Snap-on  2,600 751

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stanley Black & Decker  13,009 1,276
Terex  6,100 351
Timken  5,100 409
Toro  8,876 852
Watts Water Technologies, Class A  3,200 667
Westinghouse Air Brake Technologies  8,088 1,026
Xylem  7,400 846
44,658
Marine Transportation 0.0%
Matson  4,400 482
Pangaea Logistics Solutions  10,100 83
565
Passenger Airlines 0.2%
Alaska Air Group  (2) 7,700 301
Allegiant Travel  4,700 388
American Airlines Group  (2) 17,046 234
Delta Air Lines  21,500 865
JetBlue Airways  (2) 42,800 238
Southwest Airlines  41,846 1,209
United Airlines Holdings  (2) 9,315 384
3,619
Professional Services 1.0%
Automatic Data Processing  18,000 4,193
Barrett Business Services  2,600 301
Booz Allen Hamilton Holding  9,566 1,224
Broadridge Financial Solutions  8,525 1,754
CACI International, Class A  (2) 1,800 583
Ceridian HCM Holding  (2)(3) 12,591 845
Clarivate  (2)(3) 19,900 184
Equifax  7,063 1,747
Forrester Research  (2) 9,881 265
Franklin Covey  (2) 5,300 231
FTI Consulting  (2) 2,523 502
Genpact  7,500 260
Huron Consulting Group  (2) 5,072 521
Insperity  4,400 516
Jacobs Solutions  3,700 480
Korn Ferry  7,000 415
Leidos Holdings  8,599 931
ManpowerGroup  2,900 231
Mastech Digital  (2) 18,002 152
Maximus  3,800 319
Parsons  (2) 4,800 301
Paychex  11,823 1,408

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paycom Software  897 185
Paylocity Holding  (2) 3,500 577
Science Applications International  2,300 286
SS&C Technologies Holdings  14,274 872
TransUnion  14,500 996
TrueBlue  (2) 11,300 173
Upwork  (2) 18,800 280
Verisk Analytics  7,027 1,679
Verra Mobility  (2) 18,222 420
22,831
Trading Companies & Distributors 0.5%
Air Lease  10,687 448
Beacon Roofing Supply  (2) 6,100 531
Fastenal  17,900 1,159
Ferguson  8,732 1,686
GATX  2,700 325
GMS  (2) 7,143 589
McGrath RentCorp  3,600 431
MSC Industrial Direct, Class A  5,100 516
NOW  (2) 22,030 249
SiteOne Landscape Supply  (2) 3,300 536
United Rentals  3,800 2,179
Watsco  (3) 2,000 857
WW Grainger  1,606 1,331
Xometry, Class A  (2) 9,000 323
11,160
Total Industrials & Business Services 228,261
INFORMATION TECHNOLOGY 27.4%
Communications Equipment 0.8%
ADTRAN Holdings  38,700 284
Arista Networks  (2) 12,900 3,038
Ciena  (2) 9,699 436
Cisco Systems  185,612 9,377
Extreme Networks  (2) 15,033 265
F5  (2) 900 161
Juniper Networks  22,280 657
Lumentum Holdings  (2) 5,248 275
Motorola Solutions  8,214 2,572
Ubiquiti  (3) 600 84
Viasat  (2)(3) 8,500 238
17,387
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  31,600 3,133
Arrow Electronics  (2) 2,700 330

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Belden  4,100 317
CDW  5,100 1,159
Cognex  8,700 363
Coherent  (2) 8,004 348
Corning  49,943 1,521
FARO Technologies  (2) 9,800 221
Insight Enterprises  (2) 3,650 647
IPG Photonics  (2) 2,600 282
Jabil  2,892 368
Keysight Technologies  (2) 8,643 1,375
Knowles  (2) 19,600 351
Littelfuse  1,900 508
MicroVision  (2)(3) 84,500 225
Napco Security Technologies  12,214 418
Novanta  (2) 2,964 499
Plexus  (2) 4,700 508
Sanmina  (2) 3,602 185
TE Connectivity  18,518 2,602
Teledyne Technologies  (2) 3,679 1,642
Trimble  (2) 12,900 686
TTM Technologies  (2) 9,200 146
Vishay Intertechnology  13,620 327
Vontier  8,300 287
Zebra Technologies, Class A  (2) 3,695 1,010
19,458
IT Services 1.5%
Accenture, Class A  32,061 11,250
Akamai Technologies  (2) 5,400 639
Cloudflare, Class A  (2) 15,100 1,257
Cognizant Technology Solutions, Class A  25,300 1,911
DXC Technology  (2) 13,700 313
EPAM Systems  (2) 3,300 981
Fastly, Class A  (2) 12,076 215
Gartner  (2) 2,596 1,171
GoDaddy, Class A  (2) 12,672 1,345
International Business Machines  41,033 6,711
Kratos Defense & Security Solutions  (2) 18,817 382
Kyndryl Holdings  (2) 10,005 208
MongoDB  (2) 3,793 1,551
Okta  (2) 7,552 684
Perficient  (2) 4,460 294
Snowflake, Class A  (2) 14,488 2,883
Twilio, Class A  (2) 8,386 636
VeriSign  (2) 4,324 891
33,322

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices  (2) 80,198 11,822
Analog Devices  26,534 5,269
Applied Materials  41,264 6,688
Broadcom  20,864 23,289
Cirrus Logic  (2) 4,187 348
Diodes  (2) 4,440 357
Enphase Energy  (2) 7,143 944
Entegris  11,554 1,384
First Solar  (2) 4,900 844
Intel  196,526 9,875
KLA  7,340 4,267
Lam Research  6,966 5,456
Lattice Semiconductor  (2) 7,100 490
Marvell Technology  45,204 2,726
Microchip Technology  25,888 2,335
Micron Technology  59,980 5,119
MKS Instruments  9,997 1,028
Monolithic Power Systems  3,286 2,073
NVIDIA  120,226 59,538
NXP Semiconductors  10,123 2,325
ON Semiconductor  (2) 20,349 1,700
Onto Innovation  (2) 2,100 321
Power Integrations  3,800 312
Qorvo  (2) 1,652 186
QUALCOMM  55,900 8,085
Semtech  (2) 8,300 182
SiTime  (2) 1,800 220
Skyworks Solutions  7,682 864
SolarEdge Technologies  (2) 2,600 243
Teradyne  6,973 757
Texas Instruments  42,616 7,264
166,311
Software 10.6%
Adobe (2) 22,338 13,327
ANSYS  (2) 3,341 1,212
Appfolio, Class A  (2) 3,067 531
Appian, Class A  (2) 3,772 142
AppLovin, Class A  (2) 9,200 367
Asana, Class A  (2)(3) 7,900 150
Aspen Technology  (2) 2,296 505
Atlassian, Class A  (2) 8,569 2,038
Autodesk  (2) 11,336 2,760
BILL Holdings  (2) 5,700 465
Braze, Class A  (2) 6,471 344

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Design Systems  (2) 15,731 4,285
Cerence  (2) 6,437 127
CommVault Systems  (2) 3,700 295
Confluent, Class A  (2) 33,493 784
Consensus Cloud Solutions  (2) 6,600 173
Crowdstrike Holdings, Class A  (2) 9,430 2,408
Datadog, Class A  (2) 18,762 2,277
Digital Turbine  (2) 21,500 147
DocuSign  (2) 14,149 841
Dolby Laboratories, Class A  5,000 431
Dynatrace  (2) 16,388 896
Fair Isaac  (2) 1,462 1,702
Five9  (2) 4,800 378
Fortinet  (2) 27,282 1,597
Gen Digital  50,834 1,160
Guidewire Software  (2) 3,100 338
HashiCorp, Class A  (2) 15,232 360
HubSpot  (2) 3,660 2,125
InterDigital  (3) 3,600 391
Intuit  14,463 9,040
Manhattan Associates  (2) 3,293 709
Microsoft  362,681 136,383
MicroStrategy, Class A  (2)(3) 800 505
Nutanix, Class A  (2) 16,772 800
Oracle  71,087 7,495
PagerDuty  (2) 10,400 241
Palantir Technologies, Class A  (2) 60,362 1,036
Palo Alto Networks  (2) 14,500 4,276
Pegasystems  8,538 417
Procore Technologies  (2) 8,110 561
PTC  (2) 8,782 1,537
RingCentral, Class A  (2) 5,108 173
Salesforce  (2) 49,383 12,995
Samsara, Class A  (2) 24,000 801
ServiceNow  (2) 9,550 6,747
Smartsheet, Class A  (2) 10,800 516
Splunk  (2) 5,325 811
Sprout Social, Class A  (2)(3) 4,100 252
Synopsys  (2) 8,618 4,438
Tyler Technologies  (2) 2,578 1,078
UiPath, Class A  (2) 23,075 573
Unity Software  (2) 4,000 164
Upland Software  (2) 23,900 101
Workday, Class A  (2) 11,400 3,147
Workiva  (2) 4,500 457
Zoom Video Communications, Class A  (2) 12,256 881

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zscaler  (2) 7,079 1,568
240,258
Technology Hardware, Storage & Peripherals 6.3%
Apple  711,614 137,007
Dell Technologies, Class C  8,173 625
Hewlett Packard Enterprise  39,581 672
HP  36,318 1,093
NetApp  6,942 612
Pure Storage, Class A  (2) 21,600 770
Super Micro Computer  (2) 2,500 711
Turtle Beach  (2) 24,700 271
Western Digital  (2) 26,603 1,393
143,154
Total Information Technology 619,890
MATERIALS 2.6%
Chemicals 1.5%
Air Products & Chemicals  11,643 3,188
Albemarle  (3) 5,000 722
Axalta Coating Systems  (2) 11,200 380
Cabot  5,120 428
Celanese  1,141 177
CF Industries Holdings  13,240 1,053
Chemours  11,980 378
Corteva  34,645 1,660
Dow  29,867 1,638
DuPont de Nemours  16,861 1,297
Eastman Chemical  3,840 345
Ecolab  9,311 1,847
FMC  10,775 679
HB Fuller  4,200 342
Huntsman  20,279 510
Ingevity  (2) 1,912 90
International Flavors & Fragrances  11,175 905
Kronos Worldwide  12,600 125
Linde  24,559 10,087
LyondellBasell Industries, Class A  8,582 816
Minerals Technologies  8,400 599
Mosaic  16,582 592
PPG Industries  8,445 1,263
Quaker Chemical  1,100 235
RPM International  10,900 1,217
Scotts Miracle-Gro  (3) 5,740 366
Sherwin-Williams  11,220 3,499

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Westlake  1,701 238
34,676
Construction Materials 0.2%
Eagle Materials  1,240 252
Martin Marietta Materials  2,500 1,247
Summit Materials, Class A  (2) 21,115 812
Vulcan Materials  5,766 1,309
3,620
Containers & Packaging 0.3%
Amcor  79,300 765
AptarGroup  1,790 221
Avery Dennison  4,800 970
Ball  18,000 1,035
Berry Global Group  6,200 418
Crown Holdings  2,596 239
International Paper  21,444 775
Myers Industries  17,660 345
O-I Glass  (2) 5,487 90
Packaging Corp. of America  7,400 1,206
Sealed Air  10,577 386
Westrock  25,712 1,068
7,518
Metals & Mining 0.6%
Carpenter Technology  3,459 245
Cleveland-Cliffs  (2) 34,600 707
Coeur Mining  (2) 80,190 261
Commercial Metals  10,600 530
Compass Minerals International  7,000 177
Freeport-McMoRan  74,805 3,185
Hecla Mining  87,800 422
McEwen Mining  (2)(3) 17,900 129
Newmont  40,499 1,676
Nucor  11,822 2,058
Reliance Steel & Aluminum  4,331 1,211
Royal Gold  3,300 399
Steel Dynamics  10,600 1,252
TimkenSteel  (2) 18,100 425
12,677
Paper & Forest Products 0.0%
Clearwater Paper  (2) 3,264 118
Louisiana-Pacific  10,400 737
855
Total Materials 59,346

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 3.0%
Diversified Real Estate Investment Trusts 0.0%
One Liberty Properties, REIT  6,399 140
WP Carey, REIT  4,802 311
451
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  18,100 358
Universal Health Realty Income Trust, REIT  5,200 225
Ventas, REIT  26,421 1,317
Welltower, REIT  29,923 2,698
4,598
Hotel & Resort Real Estate Investment Trusts 0.1%
Apple Hospitality REIT, REIT  14,800 246
Chatham Lodging Trust, REIT  24,900 267
Host Hotels & Resorts, REIT  40,419 787
Ryman Hospitality Properties, REIT  4,368 480
1,780
Industrial Real Estate Investment Trusts 0.4%
EastGroup Properties, REIT  2,600 477
First Industrial Realty Trust, REIT  11,000 580
Innovative Industrial Properties, REIT  2,700 272
Prologis, REIT  47,486 6,330
Rexford Industrial Realty, REIT  18,984 1,065
STAG Industrial, REIT  16,900 664
Terreno Realty, REIT  9,500 595
9,983
Office Real Estate Investment Trusts 0.2%
Alexandria Real Estate Equities, REIT  7,800 989
Boston Properties, REIT  4,900 344
City Office REIT, REIT  53,700 328
Cousins Properties, REIT  5,931 144
Douglas Emmett, REIT  12,900 187
Highwoods Properties, REIT  8,900 204
JBG SMITH Properties, REIT  13,782 235
Kilroy Realty, REIT  11,938 476
NET Lease Office Properties, REIT  5,920 109
SL Green Realty, REIT  (3) 8,644 391
Vornado Realty Trust, REIT  21,456 606
4,013
Real Estate Management & Development 0.2%
CBRE Group, Class A  (2) 7,679 715
CoStar Group  (2) 19,990 1,747
Douglas Elliman  43,708 129

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
eXp World Holdings  (3) 13,900 216
Jones Lang LaSalle  (2) 1,300 246
Newmark Group, Class A  19,318 212
Opendoor Technologies  (2) 86,500 387
Redfin  (2) 21,700 224
RMR Group, Class A  6,831 193
Seritage Growth Properties, Class A, REIT  (2) 15,650 146
St. Joe  8,500 511
Zillow Group, Class A  (2) 6,600 374
Zillow Group, Class C  (2) 7,500 434
5,534
Residential Real Estate Investment Trusts 0.4%
American Homes 4 Rent, Class A, REIT  16,408 590
Apartment Income REIT, REIT  13,462 467
AvalonBay Communities, REIT  9,362 1,753
Camden Property Trust, REIT  2,738 272
Elme Communities, REIT  9,602 140
Equity LifeStyle Properties, REIT  13,200 931
Equity Residential, REIT  24,294 1,486
Essex Property Trust, REIT  5,106 1,266
Invitation Homes, REIT  15,122 516
Mid-America Apartment Communities, REIT  1,791 241
Sun Communities, REIT  7,586 1,014
UDR, REIT  5,979 229
8,905
Retail Real Estate Investment Trusts 0.4%
Acadia Realty Trust, REIT  27,391 465
Agree Realty, REIT  6,060 381
Federal Realty Investment Trust, REIT  2,900 299
Getty Realty, REIT  7,958 233
Kimco Realty, REIT  39,909 850
Kite Realty Group Trust, REIT  15,600 357
Macerich, REIT  23,200 358
NNN REIT, REIT  5,100 220
Realty Income, REIT  26,253 1,507
Regency Centers, REIT  7,950 533
Retail Opportunity Investments, REIT  26,500 372
Simon Property Group, REIT  14,838 2,117
SITE Centers, REIT  13,809 188
Urban Edge Properties, REIT  17,417 319
Whitestone REIT, REIT  28,900 355
8,554
Specialized Real Estate Investment Trusts 1.1%
American Tower, REIT  21,045 4,543

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crown Castle, REIT  19,237 2,216
CubeSmart, REIT  21,218 984
Digital Realty Trust, REIT  10,738 1,445
EPR Properties, REIT  7,971 386
Equinix, REIT  4,256 3,428
Extra Space Storage, REIT  13,502 2,165
Four Corners Property Trust, REIT  11,452 290
Gaming & Leisure Properties, REIT  8,060 398
Iron Mountain, REIT  14,891 1,042
Lamar Advertising, Class A, REIT  6,344 674
National Storage Affiliates Trust, REIT  9,800 406
PotlatchDeltic, REIT  4,000 196
Public Storage, REIT  9,292 2,834
Rayonier, REIT  9,440 315
Safehold, REIT  (3) 10,000 234
SBA Communications, REIT  7,000 1,776
VICI Properties, REIT  29,915 954
Weyerhaeuser, REIT  38,825 1,350
25,636
Total Real Estate 69,454
UTILITIES 2.2%
Electric Utilities 1.4%
Alliant Energy  1,234 63
American Electric Power  18,298 1,486
Constellation Energy  17,269 2,019
Duke Energy  30,370 2,947
Edison International  19,000 1,358
Entergy  8,500 860
Evergy  17,402 908
Eversource Energy  5,532 341
Exelon  49,804 1,788
FirstEnergy  37,941 1,391
Hawaiian Electric Industries  17,758 252
IDACORP  4,685 461
MGE Energy  7,029 508
NextEra Energy  99,672 6,054
NRG Energy  15,471 800
OGE Energy  13,600 475
Otter Tail  3,399 289
PG&E  132,200 2,384
PPL  43,820 1,188
Southern  61,000 4,277
Xcel Energy  25,730 1,593
31,442

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities 0.1%
Atmos Energy  7,165 830
National Fuel Gas  10,300 517
ONE Gas  6,700 427
Spire  4,113 256
UGI  5,100 126
2,156
Independent Power & Renewable Electricity Producers 0.0%
AES  31,155 600
Vistra  13,184 508
1,108
Multi-Utilities 0.6%
Ameren  15,000 1,085
Avista  7,210 258
Black Hills  2,160 117
CenterPoint Energy  32,068 916
CMS Energy  22,600 1,312
Consolidated Edison  11,576 1,053
Dominion Energy  48,827 2,295
DTE Energy  10,352 1,141
NiSource  25,408 675
Public Service Enterprise Group  22,200 1,358
Sempra  32,024 2,393
WEC Energy Group  15,185 1,278
13,881
Water Utilities 0.1%
American States Water  6,400 515
American Water Works  6,700 884
Cadiz  (2)(3) 42,400 119
California Water Service Group  8,125 421
Essential Utilities  7,246 271
2,210
Total Utilities 50,797
Total Common Stocks (Cost $873,777) 2,266,148
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 9,073,569 9,074
9,074

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.229%, 5/9/24  (6) 700,000 687
687
Total Short-Term Investments (Cost $9,761) 9,761
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 17,819,248 17,819
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 17,819
Total Securities Lending Collateral (Cost $17,819) 17,819
Total Investments in Securities
100.7% of Net Assets
(Cost $901,357) $ 2,293,728
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-mini Index contracts 3/24 1,843 $ 132
Long, 47 S&P 500 E-mini Index contracts 3/24 11,327 385
Net payments (receipts) of variation margin to date (574)
Variation margin receivable (payable) on open futures contracts $ (57)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 459++
Totals $ —# $ — $ 459+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 17,846  ¤   ¤ $ 26,893
Total $ 26,893^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $459 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,893.

T. ROWE PRICE Total Equity Market Index Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $901,357) $ 2,293,728
Dividends and interest receivable 2,105
Receivable for shares sold 1,052
Cash 2
Other assets 66
Total assets 2,296,953
Liabilities
Obligation to return securities lending collateral 17,819
Payable for shares redeemed 1,124
Investment management fees payable 171
Due to affiliates 87
Variation margin payable on futures contracts 57
Payable to directors 2
Other liabilities 169
Total liabilities 19,429
NET ASSETS $ 2,277,524
Net Assets Consist of:
Total distributable earnings (loss) $ 1,397,717
Paid-in capital applicable to 44,571,911 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 879,807
NET ASSETS $ 2,277,524
NET ASSET VALUE PER SHARE $ 51.10

T. ROWE PRICE Total Equity Market Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $11) $ 33,127
Securities lending 246
    Interest 33
Total income 33,406
Expenses
Investment management 1,841
Shareholder servicing 1,572
Prospectus and shareholder reports 55
Custody and accounting 207
Registration 44
Legal and audit 30
Proxy and annual meeting 18
Directors 7
Miscellaneous 21
Repaid to Price Associates 3
Total expenses 3,798
Net investment income 29,608
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 21,755
Futures 1,148
Net realized gain 22,903
Change in net unrealized gain / loss
Securities 427,846
Futures 868
Change in net unrealized gain / loss 428,714
Net realized and unrealized gain / loss 451,617
INCREASE IN NET ASSETS FROM OPERATIONS
$ 481,225

T. ROWE PRICE Total Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 29,608 $ 27,602
Net realized gain 22,903 52,026
Change in net unrealized gain / loss 428,714 (567,737)
Increase (decrease) in net assets from operations 481,225 (488,109)
Distributions to shareholders
Net earnings (32,830) (27,509)
Capital share transactions
*
Shares sold 177,782 204,448
Distributions reinvested 29,719 24,940
Shares redeemed (248,468) (504,251)
Decrease in net assets from capital share
transactions (40,967) (274,863)
Net Assets
Increase (decrease) during period 407,428 (790,481)
Beginning of period 1,870,096 2,660,577
End of period $ 2,277,524 $ 1,870,096
*Share information (000s)
Shares sold 3,841 4,587
Distributions reinvested 589 600
Shares redeemed (5,440) (10,976)
Decrease in shares outstanding (1,010) (5,789)

T. ROWE PRICE Total Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund)
is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S. stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Total Equity Market Index Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Total Equity Market Index Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Total Equity Market Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,266,146 $ 2 $ — $ 2,266,148
Short-Term Investments 9,074 687 — 9,761
Securities Lending Collateral 17,819 — — 17,819
Total Securities 2,293,039 689 — 2,293,728
Futures Contracts* 517 — — 517
Total $ 2,293,556 $ 689 $ — $ 2,294,245
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 517
*
Total $ 517
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 1,148
Total $ 1,148
Change in Unrealized
Gain (Loss)
Equity derivatives $ 868
Total $ 868

T. ROWE PRICE Total Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2023, securities valued at $680,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged

T. ROWE PRICE Total Equity Market Index Fund

security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$17,002,000; the value of cash collateral and related investments was $17,819,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $118,606,000 and $161,443,000, respectively, for the year ended December 31, 2023.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 27,035 $ 27,424
Long-term capital gain 5,795 85
Total distributions $ 32,830 $ 27,509
($000s)
Cost of investments $ 902,918
Unrealized appreciation $ 1,451,908
Unrealized depreciation (61,113)
Net unrealized appreciation (depreciation) $ 1,390,795

T. ROWE PRICE Total Equity Market Index Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment
($000s)
Undistributed ordinary income $ 203
Undistributed long-term capital gain 6,719
Net unrealized appreciation (depreciation) 1,390,795
Total distributable earnings (loss) $ 1,397,717

T. ROWE PRICE Total Equity Market Index Fund

management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no
Expense limitation 0.22%
Expense limitation date 04/30/26
(Waived)/repaid during the period ($000s) $3

T. ROWE PRICE Total Equity Market Index Fund

repayment will be made more than three years after the date of a payment or waiver.
No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $794,000 for T. Rowe Price Services, Inc.; and $151,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Total Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Total Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Equity Market Index Fund (one of the
funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December
31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Total Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Total Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $15,697,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $29,849,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $28,573,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Total Equity Market Index Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Total Equity Market Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Total Equity Market Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F123-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024